Fair value of financial instruments - Significant unobservable inputs (Narrative) (Details) - Level 3 of fair value hierarchy [member] - Derivative credit valuation adjustments [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Max [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	16.20%	8.97%
Min [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	0.41%	0.06%